Stock-Based Compensation - Schedule of Restricted Stock Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Restricted Stock, Exercised	(25,674,109)
Restricted Stock [Member]
Number of Restricted Stock, Balance Beginning	524,337	126,432
Number of Restricted Stock, Shares of restricted stock granted	18,430,000	900,203	235,576
Number of Restricted Stock, Exercised		(261,135)
Number of Restricted Stock, Cancelled	(72,145)	(241,163)	(109,144)
Number of Restricted Stock, Balance Ending	18,882,192	524,337	126,432
Weighted-Average Fair Value of Restricted Stock, Balance Beginning	$ 0.97	$ 3.70
Weighted-Average Fair Value of Restricted Stock, Shares of restricted stock granted	0.0001	0.78	3.13
Weighted-Average Fair Value of Restricted Stock, Exercised		1.67
Weighted-Average Fair Value of Restricted Stock, Cancelled	0.60	0.95	2.47
Weighted-Average Fair Value of Restricted Stock, Balance Ending	$ 0.02	$ 0.97	$ 3.70